RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

17. RELATED PARTY BALANCES AND TRANSACTIONS

The table below summarizes the major related parties and their relationships with the Company:

Company Name	Relationship with the Company
Renren Inc.	Parent of the Company
Shareholder Value Fund (SVF)	A principal shareholder of the Company after the SPAC Transaction

Details of related party balances and transactions as of December 31, 2018 and 2019 are as follows:

Amounts due to related parties

As of December 31, 2018 and 2019, amounts due to related parties were $78,108 and $4,214, respectively, and details are as follows:

	As of December 31,
	2018	2019
Renren and its subsidiaries (1)	$78,108	$—
Shareholder Value Fund (3)	—	4,214
Total	$78,108	$4,214

(1)

The amount mainly represents advanced funds provided by Renren and its subsidiaries to finance the Company’s daily operations. The amounts are interest-free and are repayable on demand. On April 30, 2019, the amount of $76,007 was waived by Renren. The Company received $113.4 million from Renren and repaid $116.8 million to Renren in the year of 2019, including the repayment for the loan of $1.1 million due to Renren,  which was assumed by KAG in the SPAC Transaction from CM Seven Star. There was no outstanding balance as of December 31, 2019.

(2)

Renren has pledged restricted cash as security for US$2 million, and a subsidiary of Renren provided a  guarantee for $7,182 short term debts obtained by the Company in 2019 from East West Bank, see Note 10 for detail.

(3)

On April 30, 2019, KAH, KAG, Renren and SVF executed an agreement (the “Waiver Agreement”) pursuant to which KAG and Renren waived certain rights under the Share Exchange Agreement in exchange for SVF’s commitment to (i) contribute $1.6 million to KAH within two weeks after the closing of the SPAC Transaction, (ii) set a limit on the liabilities to be paid by cash (up to $4.0 million) and noncash (up to $2.6 million) consideration by KAH and (iii) use its best efforts to restructure $2.6 million KAH due to SVF prior to the SPAC Transaction, which would have become past due upon the closing of the SPAC Transaction.

On June 4, 2019, SVF paid $1,600 to the Company according to the Waiver Agreement. Because of the limitations and commitments prescribed in the Waiver Agreement, the Company is negotiating with SVF about the conversion of all the outstanding balances to ordinary shares of the Company.

On June 10, 2020, the Company and SVF entered into a subscription agreement to issue 4,213,629 ordinary shares to SVF, and cancel all the prior existing notes or agreements related to the $4.2 million balance as of December 31, 2019. The Company has issued the shares to SVF in early July 2020.